Non-cash share-based compensation - Calyxt Equity Summary of assumptions Vesting Details (Detail) - Calyxt Inc. [member] - Stock options [member]	6 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted | $ / shares	$ 4.54	$ 5.19
Assumptions:
Risk-free interest rate		1.70%
Share entitlement per options | shares	1	1
Expected volatility		77.40%
Expected term (in years)		6.9
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Bottom of Range [member]
Assumptions:
Risk-free interest rate	0.60%
Expected volatility	80.10%
Expected term (in years)	5.5
Top of Range [member]
Assumptions:
Risk-free interest rate	1.10%
Expected volatility	82.00%
Expected term (in years)	6.5